Pledged assets	12 Months Ended
Dec. 31, 2020
Pledged assets [Abstract]
Pledged assets
19.	Pledged assets

(a)	Assets pledged as collateral as of December 31, 2019 and 2020 are as follows:

	2019		2020	Reasons for collateral
Loans at amortized cost	~~W~~	128,163	—	Borrowings
Securities:
Securities at FVTPL		15,016,057	15,328,573	Customer RP
Securities at FVOCI		2,387,555	4,058,033	Borrowings, Settlement security for Bank of Korea, Borrowing securities, etc
Securities at amortized cost		12,791,744	14,516,567	Borrowings, Settlement security for Bank of Korea, Customer RP, etc

		30,195,356	33,903,173

Deposits at amortized cost		1,090,161	784,626	Borrowings
Property and Equipment (real estate)		121,446	301,098	Set for near mortgage, etc
Other financial assets		404	355	Performance guarantee, etc

	~~W~~	31,535,530	34,989,252

(*)

The carrying amounts of assets pledged that the pledgees have the right to sell or re-pledge regardless of the Group’s default as of December 31, 2019 and 2020 are ~~W~~9,696,487 million and ~~W~~11,190,218 million, respectively.

(b)	The fair value of collateral held that the Group has the right to sell or re-pledge regardless of the pledger’s default as of December 31, 2019 and 2020 are as follows:

	2019
	Collateral held			The fair value of collateral sold or re-provided as collateral
	Assets pledged as collateral		Assets received as collateral
Securities	~~W~~	9,240,573	2,007,036	—

	2020
	Collateral held			The fair value of collateral sold or re-provided as collateral
	Assets pledged as collateral		Assets received as collateral
Securities	~~W~~	10,487,095	2,871,910	—